SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Director fees	$ 153,667	$ 91,928	$ 368,891	$ 263,148
Management fees paid to a company controlled by a former director	1,513,940	1,751,478	4,456,440	3,462,650
Salaries	318,237	197,882	717,794	470,240
Share-based payments	994,631	627,063	1,631,291	1,932,309
Total	1,715,711	1,102,540	3,762,689	3,134,113
CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	105,000	84,444	441,486	190,225
President and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	56,071	56,223	344,789	143,191
Former Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company controlled by a former director	$ 88,105	$ 45,000	$ 258,438	$ 135,000